Pension And Postretirement Benefit Costs (Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
Dec. 31, 2012
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 865,723
Prior service credit	(50,752)
Total	$ 814,971